Other Income (Details) - Schedule of Other Income - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Other Income [Abstract]
Interest	$ 362,766	$ 6,271	$ 2,679
Refundable R&D tax offset	1,013,879	782,383	82,807
Total other income	$ 1,376,645	$ 788,654	$ 75,748